Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	8,000	0
Risk-free interest rate	2.32%
Expected term	7 years 6 months
Expected stock price volatility	19.24%
Dividend yield	1.57%
Weighted average fair value of options granted (in usd per share)	$ 2.09
Options exercised during period (in shares)	12,968	0
Options exercised, intrinsic value	$ 52
Cash received	84
Tax benefits related to the exercise of options	28
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors			417,543
Total compensation cost charged against income	243	243
Equity Incentive Plan [Member] | Unearned ESOP Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	298,246
Option awards, vesting periods	5 years
Option awards, contractual terms	10 years
Option awards, annual percentage, vesting	20.00%
Unrecognized compensation cost related to nonvested stock options granted under the Plan	260
Cost recognized over a weighted-average period, expected	2 years 10 months 15 days
Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of shares to employees and directors	119,298
Option awards, vesting periods	5 years
Option awards, annual percentage, vesting	20.00%
Unrecognized compensation cost related to nonvested stock options granted under the Plan	427
Cost recognized over a weighted-average period, expected	2 years 10 months
Available shares for future grants	388
Intrinsic value of nonvested shares	$ 330